Non-interest income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Non-interest income
Net fees and commissions	£ 1,240	£ 1,219
Trading income
Foreign exchange	232	140
Interest rate	281	298
Credit	57	(82)
Changes in fair value of own debt and derivative liabilities attributable to own credit risk - debt securities in issue	3	(7)
Equities, commodities and other	2	1
Income from trading activities	575	350
Rental income on operating lease assets and investment property	108	116
Changes in fair value of financial assets and liabilities designated at FVTPL	(85)	(43)
Changes in fair value of other financial assets and liabilities designated at FVTPL	22	58
Hedge ineffectiveness	(13)	12
Share of profit of associated entities	14	9
Other income	4	5
Other operating income	50	157
Non-interest income	£ 1,865	£ 1,726